Statements Of Operations (USD $)	3 Months Ended		16 Months Ended
	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2014
Income Statement [Abstract]
Revenue
Operating Expenses:
General and administrative	2,016	71	22,666
Professional Fees	10,998	2,500	22,248
Total operating expenses	13,014	2,571	44,914
Loss from operations	(13,014)	(2,571)	(44,914)
Provision for Income Taxes
Net Loss	$ (13,014)	$ (2,571)	$ (44,914)
Net Loss per share - basis	$ 0.00	$ 0.00
Weighted average shares outstanding - basic	233,566,850	192,500,000